Earnings Per Share (Weighted Average Shares Used In Earnings Per Share Calculation) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Weighted average shares basic	89.2	87.3	81.5
Effect of dilutive securities: stock options/share awards	0.5	0.6	0.4
Effect of dilutive securities: equity units	4.0	4.5	2.6
Weighted average shares diluted	93.7	92.4	84.5